UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Managing Director / Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                 New York, New York             02/13/06
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total: $156,177
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number                       Name

1.       028-                                       Indus Partners, LLC
----     ----------------------                     ----------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN  2                 COLUMN 3     COLUMN 4       COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE    SHRS OR  SH/  PUT/  INVTMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS            CUSIP      (x1000)   PRN AMT  PRN  CALL  DSCRTN   MGRS    SOLE   SHARED    NONE
--------------           --------------            -----      -------   -------  ---  ----  ------   ----    ----   ------    ----
POSCO                    SPONSORED ADR             693483109    3,515     71000             SHARED    1       0       71000    0
PHILIPPINE LONG
  DISTANCE TELEPHONE     SPONSORED GDR PREFERRED   718252703    6,685    119000             SHARED    1       0      119000    0
KERR-MCGEE CORP          COMMON                    492386107   27,476    302400             SHARED    1       0      302400    0
HANAROTELECOM            SPONSORED ADR             409649209      729    310000             SHARED    1       0      310000    0
IVANHOE MINES LTD        COMMON                    46579N103    3,234    450000             SHARED    1       0      450000    0
TALISMAN ENERGY INC      COMMON                    87425E103   50,612    957100             SHARED    1       0      957100    0
BAXTER INTL INC          COMMON                    071813109   48,866   1297900             SHARED    1       0     1297900    0
BAXTER INTL INC          COMMON                    071813109   15,060    400000       CALL  SHARED    1       0      400000    0


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